Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Expense [Abstract]
Interest on debt	$ 20,450	$ 18,142	$ 11,895
Bank charges	184	120	132
Amortization and write-off of financing fees	1,443	1,190	2,522
Amortization of debt discount relating to Vessel fair value participation liability (Note 7)	1,419	3,537	0
Total	23,496	22,989	14,549
Less interest capitalized	0	0	(184)
Total	23,496	22,989	14,365
Related Party [Member]
Interest Expense [Abstract]
Interest on debt	0	0	207
Total	$ 0	$ 0	$ 207